Earnings Per Share	12 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Note 4. Earnings Per Share
Note 4.  Earnings Per Share
Net earnings for purposes of computing earnings per common share for fiscal 2012 and 2011 are net earnings less preferred stock dividends paid, adjusted for the price paid by us for the redemption of our preferred stock less its carrying value on our balance sheet. Preferred stock dividends include accrued dividends of AMERCO. Preferred stock dividends paid to or accrued for entities that are part of the consolidated group are eliminated in consolidation.
The weighted average common shares outstanding exclude post-1992 shares of the employee stock ownership plan that have not been committed to be released. The unreleased shares, net of shares committed to be released, were 66,669; 110,504; and 153,069 as of March 31, 2013, 2012, and 2011, respectively.
On June 1, 2011, we redeemed all 6,100,000 shares of our issued and outstanding Series A 8½% Preferred Stock (“Series A Preferred”) at a redemption price of $25 per share plus accrued dividends through that date.  Pursuant to ASC 260 - Earnings Per Share (“ASC 260”), for earnings per share purposes, we recognized the deficit of the carrying amount of the Series A Preferred over the consideration paid to redeem the shares.
The Series A Preferred was recorded in our Additional Paid-In Capital account, net of original issue costs at $146.3 million prior to the redemption.  We paid $152.5 million to redeem the shares on June 1, 2011, of which $7.7 million was paid to our insurance subsidiaries in exchange for their holdings.  The difference between what was paid to redeem the shares less their carrying amount on our balance sheet, reduced by our insurance subsidiaries holdings was $5.9 million.  This amount was recognized as a reduction to our earnings available to our common shareholders for the purposes of computing earnings per share for fiscal 2012.
From January 1, 2009 through March 31, 2011, our insurance subsidiaries purchased 308,300 shares of our Series A Preferred on the open market for $7.2 million. Pursuant to ASC 260 we recognized $0.2 million charge to net earnings for fiscal 2011 in connection with these purchases.